Share-Based Payment Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Schedule of expenses
	Year ended December 31,
	2022	2021	2020

Research and development expenses	$137	$200	$159
General and administrative expenses	126	266	158
	263	466	317

Schedule of estimated using the binomial option pricing model
Description	2022	2021	2020

Risk-free interest rate	1.41%-3.08%	1.22-1.28%	0.93-2.40%
Expected volatility	83.98%-84.26%	82.40-82.43%	65.63-78.77%
Dividend yield	0	0	0
Contractual life	10	10	9.83 - 10
Early Exercise Multiple (Suboptimal Factor)	2.5-3	3	2.5 - 3
Exercise price (NIS)	0.25	0.25-0.253	0.25 - 2.344

Schedule of share options, their weighted average exercise price
	Number of options	Weighted average exercise price	Weighted average remaining contractual terms (in years)	Aggregate intrinsic value

Outstanding at December 31, 20221	18,422,700	0.18	8.45	-
Grants	8,750,000	0.07
Forfeited/expired	(170,500)	0.54	-

Outstanding at December 31, 2022	27,002,200	0.13	7.14	-

Vested and expected to vest at December 31, 2022	27,002,200	0.13	7.14	-

Exercisable at December 31, 2022	11,071,575	0.21	7.18	-